Other Reserves - Reconciliation of the Hedge Reserve and time value reserve (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Changes In hedge reserve and change in time value reserve
Balance at beginning of year - hedge reserve	R (5,727)	R (1,389)
Remeasurement of gold hedging contracts	4,270	(4,338)
Unrealised loss on gold hedging contracts	(4,673)	(9,751)
Released to revenue	9,649	4,594
Foreign exchange translation	70	(22)
Deferred tax thereon	(776)	841
Balance at end of year - hedge reserve	(1,457)	(5,727)
Change in time value reserve
Balance at beginning of year - time value reserve	(367)	137
Gains (losses) on change in value of time value of options, net of tax	457	(504)
Gains (losses) on change in value of time value of options, before tax	536	(599)
Reclassification adjustments on change in value of time value of options, before tax	0	0
Increase (Decrease) Through Net Exchange Differences Hedge Contracts, Time value reserve	9	0
Deferred Tax Effect From Change In Reserve Through Unrealised Gains (Losses) On Time Value Reserve	(88)	95
Balance at end of year - time value reserve	90	(367)
Total hedge reserve and time value reserve
Balance at beginning of year	(6,094)	(1,252)
Remeasurement of gold hedging contracts	4,727	(4,842)
Unrealised gain/(loss) on gold hedging contracts	(4,137)	(10,350)
Released to revenue	(9,649)	(4,594)
Foreign exchange translation	79	(22)
Deferred taxation thereon	(864)	936
Balance at end of year	(1,367)	(6,094)
Rand Gold Hedging Contracts
Changes In hedge reserve and change in time value reserve
Balance at beginning of year - hedge reserve	(4,532)
Balance at end of year - hedge reserve	(693)	(4,532)
Change in time value reserve
Balance at beginning of year - time value reserve	(341)
Balance at end of year - time value reserve	44	(341)
Total hedge reserve and time value reserve
Balance at beginning of year	(4,873)
Balance at end of year	(649)	(4,873)
US$ Gold Hedging Contracts
Changes In hedge reserve and change in time value reserve
Balance at beginning of year - hedge reserve	(1,195)
Balance at end of year - hedge reserve	(764)	(1,195)
Change in time value reserve
Balance at beginning of year - time value reserve	(26)
Balance at end of year - time value reserve	46	(26)
Total hedge reserve and time value reserve
Balance at beginning of year	(1,221)
Balance at end of year	R (718)	R (1,221)